TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
13.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to $4.5 million and $1.1 million as of December 31, 2011 and 2010, respectively.